Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2019